Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at statutory rate											$ 1,645	$ 872	$ (503)
State income taxes											48	18	(56)
Dividends received deduction											(142)	(146)	(158)
U.S. federal tax reform impact											0	0	(16)
Foreign and other tax credits											(24)	(46)	(61)
Prior year deferred tax benefit											0	0	(53)
Other											3	(18)	6
Total income taxes	$ 1,530	$ 680	$ (380)	$ 661	$ 854	$ 395	$ (94)	$ (98)	$ (246)	$ 1,118	$ 1,530	$ 680	$ (841)
Effective tax rate											19.50%	16.30%	35.10%
State income taxes, benefit for true-up of prior periods												$ 33